Label	Element	Value
U.S. Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	U.S. Government Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund is a money market fund that seeks to achieve as high a level of current income obtainable from investments in short-term securities as is consistent with prudent investment management, the preservation of capital and the maintenance of liquidity.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. Shares of the Fund are available in other share classes that have different fees and expenses.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests at least 99.5% of its total assets in Government securities, cash and repurchase agreements collateralized fully by Government securities or cash. For purposes of this policy, “Government securities” means any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government securities for purposes of its investment policy. The Fund intends to be a “Government money market fund,” as such term is defined in or interpreted under Rule 2a‑7 under the 1940 Act. Shareholders will be given at least 60 days’ advance notice of any change to the 99.5% policy.
The Fund Board does not currently intend to impose liquidity fees or redemption gates on Fund redemptions. Please note, however, that the Board reserves the ability to subject the Fund to a liquidity fee and/or redemption gate in the future, after providing prior notice to shareholders.
The Fund invests only in eligible securities as defined by Rule 2a‑7 of the 1940 Act that present minimal credit risks. Each investment by the Fund must mature (or be deemed by Rule 2a‑7 to mature) within 397 days of the date of investment. The Fund maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life (portfolio maturity measured without reference to provisions that otherwise permit the maturity of certain adjustable rate securities to be deemed to be “shortened” to their next interest rate reset date) of 120 days or less. Immediately after any investment by the Fund in a security (other than a U.S. Government security), the Fund may not have more than 5% of its assets invested in securities of the issuer, except for certain temporary investments.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk [Text Block]	rr_RiskTextBlock
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:
U.S. Government Obligations Risk.    Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises (such as Fannie Mae and Freddie Mac) have historically involved little risk of loss of principal if held to maturity. However, the maximum potential liability of the issuers of some of these securities may greatly exceed their current resources and no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.
Variable Rate Demand Note Risk.    The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and the Fund could suffer a loss if the issuer defaults during periods in which the Fund is not entitled to exercise its demand rights.
Interest Rate Risk.    The Fund’s yield will fluctuate as the general level of interest rates change. During periods when interest rates are low, the Fund’s yield may also be low. When interest rates increase, securities held by the Fund will generally decline in value. Interest rate changes are influenced by a number of factors including government policy, inflation expectations, and supply and demand. The Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.
LIBOR Discontinuance or Unavailability Risk.    The London Interbank Offered Rate (“LIBOR”) is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On March 5, 2021, the United Kingdom Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that LIBOR will either cease to be provided by any administrator, or no longer be representative (i) immediately after December 31, 2021 for one‑week and two‑month U.S. Dollar LIBOR settings and (ii) immediately after June 30, 2023 for the remaining U.S. Dollar LIBOR settings. As of January 1, 2022, as a result of supervisory guidance from U.S. regulators, some U.S. regulated entities have ceased entering into new LIBOR contracts with limited exceptions. While publication of the one‑, three- and six‑ month Sterling LIBOR settings has continued on the basis of a changed methodology (known as “synthetic LIBOR”), this rate has been designated by the FCA as unrepresentative of the underlying market it seeks to measure and is solely available for use in legacy transactions and will cease immediately after the final publication on March 31, 2023. Certain bank-sponsored committees in other jurisdictions, including Europe, the United Kingdom, Japan and Switzerland, have selected alternative reference rates denominated in other currencies. As a result, it is possible that LIBOR may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate on or impacting certain loans, notes, derivatives and other instruments or investments comprising some or all of the Fund’s portfolio.
Net Asset Value Risk.    There is no assurance that the Fund will meet its investment objective of maintaining a net asset value (“NAV”) of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a NAV of $1.00 per share. In the event any money market fund fails to maintain a stable NAV, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their NAVs. In general, certain other money market funds have in the past failed to maintain stable NAVs and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.
Liquidity Risk.    Significant redemptions by large investors in the Fund could have a material adverse effect on the Fund’s other shareholders or on the ability of the Fund to continue to operate. The NAV could be affected by forced selling during periods of high redemption pressures and/or illiquid markets.
Market Risk.    The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.
Issuer/Credit Risk.    There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which could cause the Fund to lose money.
Reinvestment Risk.    Reinvestment risk is the risk that a fixed income security’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original security. Call risk is a type of reinvestment risk. It is the possibility that during periods of falling interest rates, issuers may call securities with higher coupon or interest rates before maturity. If a security is called, the Fund may have to reinvest the proceeds at lower interest rates resulting in a decline in the Fund’s income.
Active Management Risk.    The Fund is actively managed and its performance therefore will reflect in part the Advisor’s ability to make investment decisions that are suited to achieve the Fund’s investment objective. The Fund’s emphasis on credit quality and stability could also cause it to underperform other money market funds, particularly those that take greater maturity and credit risks.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance of the Fund’s RBC Institutional Class 1 shares from year to year and by showing the Fund’s average annual returns for the past 1, 5 and 10 years. The bar chart shows the Fund’s performance for the past ten calendar years. No performance is shown for the Fund’s Class A shares because the Class A shares had not commenced operations prior to the date of this prospectus. The returns for Class A shares will be lower than the returns of RBC Institutional Class 1 shares shown in the bar chart and performance table because the Class A shares have higher fees and expenses than RBC Institutional Class 1 shares. Past performance does not indicate how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.rbcgam.com or by calling 1‑800‑422‑2766.
For the Fund’s current seven‑day yield, call 1‑800‑422‑2766.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance of the Fund’s RBC Institutional Class 1 shares from year to year and by showing the Fund’s average annual returns for the past 1, 5 and 10 years.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance is shown for the Fund’s Class A shares because the Class A shares had not commenced operations prior to the date of this prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1‑800‑422‑2766
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rbcgam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	U.S. Government Money Market Fund – RBC Institutional Class 11 Annual Total Returns
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	The year‑to‑date return of RBC Institutional Class 1 shares as of March 31, 2023 was 1.09%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart for the U.S. Government Money Market Fund:QuarterYearReturnsBest quarter:Q420220.83%Worst quarter:Q320150.00%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	No performance is shown for the Fund’s Class A shares because the Class A shares had not commenced operations prior to the date of this prospectus. The returns for Class A shares will be lower than the returns of RBC Institutional Class 1 shares shown in the bar chart and performance table because the Class A shares have higher fees and expenses than RBC Institutional Class 1 shares.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2022)
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1‑800‑422‑2766
U.S. Government Money Market Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
U.S. Government Money Market Fund | Risk Money Market Fund May Not Preserve Dollar [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
U.S. Government Money Market Fund | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
U.S. Government Money Market Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
U.S. Government Money Market Fund | US Government Obligations Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk.    Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises (such as Fannie Mae and Freddie Mac) have historically involved little risk of loss of principal if held to maturity. However, the maximum potential liability of the issuers of some of these securities may greatly exceed their current resources and no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

U.S. Government Money Market Fund | Variable Rate Demand Note Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Variable Rate Demand Note Risk.    The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and the Fund could suffer a loss if the issuer defaults during periods in which the Fund is not entitled to exercise its demand rights.

U.S. Government Money Market Fund | Interest Rate Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Interest Rate Risk.    The Fund’s yield will fluctuate as the general level of interest rates change. During periods when interest rates are low, the Fund’s yield may also be low. When interest rates increase, securities held by the Fund will generally decline in value. Interest rate changes are influenced by a number of factors including government policy, inflation expectations, and supply and demand. The Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

U.S. Government Money Market Fund | LIBOR Discontinuance or Unavailability Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
LIBOR Discontinuance or Unavailability Risk.    The London Interbank Offered Rate (“LIBOR”) is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On March 5, 2021, the United Kingdom Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that LIBOR will either cease to be provided by any administrator, or no longer be representative (i) immediately after December 31, 2021 for one‑week and two‑month U.S. Dollar LIBOR settings and (ii) immediately after June 30, 2023 for the remaining U.S. Dollar LIBOR settings. As of January 1, 2022, as a result of supervisory guidance from U.S. regulators, some U.S. regulated entities have ceased entering into new LIBOR contracts with limited exceptions. While publication of the one‑, three- and six‑ month Sterling LIBOR settings has continued on the basis of a changed methodology (known as “synthetic LIBOR”), this rate has been designated by the FCA as unrepresentative of the underlying market it seeks to measure and is solely available for use in legacy transactions and will cease immediately after the final publication on March 31, 2023. Certain bank-sponsored committees in other jurisdictions, including Europe, the United Kingdom, Japan and Switzerland, have selected alternative reference rates denominated in other currencies. As a result, it is possible that LIBOR may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate on or impacting certain loans, notes, derivatives and other instruments or investments comprising some or all of the Fund’s portfolio.

U.S. Government Money Market Fund | Net Asset Value Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Net Asset Value Risk.    There is no assurance that the Fund will meet its investment objective of maintaining a net asset value (“NAV”) of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a NAV of $1.00 per share. In the event any money market fund fails to maintain a stable NAV, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their NAVs. In general, certain other money market funds have in the past failed to maintain stable NAVs and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

U.S. Government Money Market Fund | Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Liquidity Risk.    Significant redemptions by large investors in the Fund could have a material adverse effect on the Fund’s other shareholders or on the ability of the Fund to continue to operate. The NAV could be affected by forced selling during periods of high redemption pressures and/or illiquid markets.

U.S. Government Money Market Fund | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market Risk.    The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

U.S. Government Money Market Fund | Issuer Credit Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Issuer/Credit Risk.    There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which could cause the Fund to lose money.

U.S. Government Money Market Fund | Reinvestment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Reinvestment Risk.    Reinvestment risk is the risk that a fixed income security’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original security. Call risk is a type of reinvestment risk. It is the possibility that during periods of falling interest rates, issuers may call securities with higher coupon or interest rates before maturity. If a security is called, the Fund may have to reinvest the proceeds at lower interest rates resulting in a decline in the Fund’s income.

U.S. Government Money Market Fund | Active Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Active Management Risk.    The Fund is actively managed and its performance therefore will reflect in part the Advisor’s ability to make investment decisions that are suited to achieve the Fund’s investment objective. The Fund’s emphasis on credit quality and stability could also cause it to underperform other money market funds, particularly those that take greater maturity and credit risks.

U.S. Government Money Market Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.22%
1 Year	rr_ExpenseExampleYear01	$ 23
3 Years	rr_ExpenseExampleYear03	71
5 Years	rr_ExpenseExampleYear05	124
10 Years	rr_ExpenseExampleYear10	$ 280
U.S. Government Money Market Fund | Class 1
Risk/Return:	rr_RiskReturnAbstract
2013	rr_AnnualReturn2013	0.01%	[1]
2014	rr_AnnualReturn2014	0.01%	[1]
2015	rr_AnnualReturn2015	0.02%	[1]
2016	rr_AnnualReturn2016	0.29%	[1]
2017	rr_AnnualReturn2017	0.75%	[1]
2018	rr_AnnualReturn2018	1.69%	[1]
2019	rr_AnnualReturn2019	2.69%	[1]
2020	rr_AnnualReturn2020	0.41%	[1]
2021	rr_AnnualReturn2021	0.02%	[1]
2022	rr_AnnualReturn2022	1.43%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	year‑to‑date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Past Year	rr_AverageAnnualReturnYear01	1.43%
Past 5 Years	rr_AverageAnnualReturnYear05	1.13%
Past 10 Years	rr_AverageAnnualReturnYear10	0.67%

[1]	The bar chart shows the returns for a share class that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns will differ only to the extent that the share classes do not have the same expenses.